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                          Morgan, Lewis & Bockius LLP
                               1800 M Street, NW
                             Washington, D.C. 20036

                                 (202) 467-7000

October 31, 2000


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C. 20549

Re:  Nuveen Taxable Funds Inc. (File No. 2-84470) Filing pursuant to Rule 497(j)
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Ladies and Gentlemen:

On behalf of our client, Nuveen Taxable Funds Inc. (the "Corporation"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the Prospectus and Statement of Additional Information for the Nuveen Dividend and Growth Fund, dated February 19, 1999, as supplemented October 27, 2000 that would have been filed pursuant to Rule 497(c) of the 1933 Act, do not differ from those contained in the Corporation's Post-Effective Amendment No. 30 which was filed via EDGAR, on October 27, 2000.

Please contact me at (202) 467-7662 should you have any questions or comments concerning this filing.


Very truly yours,

/s/ Thomas S. Harman

Thomas S. Harman